Loans (Troubled Debt Restructurings) (Narrative) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($) loan		Dec. 31, 2014 USD ($) loan
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment		$ 10,435		$ 12,802
Impaired financing receivable, related allowance		$ 842		$ 1,161
Percentage of loan portfolio secured by real estate		96.00%		96.00%
Loan principal amount		$ 875,844		$ 756,646
Troubled Debt Restructuring (TDR) [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment		3,300		6,500
Impaired financing receivable, related allowance		208		223
Loans in nonaccrual status		$ 293		$ 3,000
Number of loans modified as a TDR | loan		0		0
Troubled Debt Restructuring (TDR) [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, related allowance		$ 41		$ 199
Troubled Debt Restructuring (TDR) [Member] | Performing Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, related allowance		$ 167		24
Troubled Debt Restructuring (TDR) [Member] | Transferred Loans [Member]
Financing Receivable, Impaired [Line Items]
Financing receivable, impaired, number | loan		1
Loan principal amount		$ 2,700
Small Business Administration Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	[1]	1,887		3,028
Impaired financing receivable, related allowance		705	[2]	502	[3]
Loan principal amount		$ 39,393		$ 40,401
Small Business Administration Portfolio Segment [Member] | Troubled Debt Restructuring (TDR) [Member]
Financing Receivable, Impaired [Line Items]
Financing receivable, modifications, subsequent default, number of contracts | loan				1
Financing receivable, modifications, subsequent default, recorded investment				$ 131

[1]	Balances are reduced by the average amount guaranteed by the SBA of $416 thousand and $1.2 million for years ended December 31, 2015 and 2014, respectively.
[2]	Balances are reduced by amount guaranteed by the SBA of $288 thousand at December 31, 2015.
[3]	Balances are reduced by amount guaranteed by the SBA of $1.6 million at December 31, 2014.